Shareholder Report, Holdings (Details) - Capital Group Central Corporate Bond Fund - Class M	Nov. 30, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.24%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.47%
U.S.Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%
Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[1]

[1]	Includes derivatives.